Income Tax Expense - Deferred Tax Assets That Have Not Been Recognized (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Unutilized tax losses	¥ 1,681,991	$ 234,463	¥ 628,534
Unutilized capital allowances and investment allowances	95,697	13,340	94,447
Other unrecognized temporary differences relating to asset impairment and deferred grants	166,552	23,217	156,226
Deferred tax assets have not been recognised	¥ 1,944,240	$ 271,020	¥ 879,207